FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2013 vessel types_of_risk contract	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Sep. 30, 2013 First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Sep. 30, 2013 Convertible Debt [Member]
Debt Instrument [Line Items]
Number of risks related to subsidiaries' reporting in foreign currency	2
Number of forward freight contracts entered into and outstanding for speculative purposes	0		24
Mark to market loss on derivatives	$ (585)	$ (1,189)
Debt Stated Interest Rate [Abstract]
Stated interest rate, minimum				7.84%	7.84%
Stated interest rate, maximum				8.04%	8.04%
Stated interest rate on term notes						4.50%
Number of vessels impaired	3